Summary of Significant Accounting Policies (Details Textual)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2015 USD ($)	Mar. 31, 2016 USD ($) segment shares	Mar. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) Customers Vendors shares	Dec. 31, 2014 USD ($) Customers Vendors shares
Summary of Significant Accounting Policies (Textual)
FDIC Insurance coverage		$ 250,000
Cash in excess of FDIC				$ 22,500,000
Security deposit as collateral with financial institution		$ 476,000		$ 200,000	$ 50,000
Concentration Risk, Percentage		12.00%		15.00%
Research and development		$ 934,000	$ 737,000	$ 3,412,000	$ 3,156,000
Options and warrants to purchase of common stock | shares		1,600,000	500,000	1,084,000	462,000
Number of operating segments | segment		1
Escrow account balance		$ 800,000
Dresser-Rand fund with draw		$ 375,000
Reverse stock split		1-for-50
Provision for contract loss				$ 600,000
Unrecognized tax benefits, Description				Less than a 50
Term of warrant, description		We expect that most terms our future warranty period to be one to two years depending on the warranties provided and the products sold.
Dresser-Rand Corporation [Member]
Summary of Significant Accounting Policies (Textual)
Prepaid license fee payments	$ 400,000
Escrow account balance		$ 425,000		$ 150,000	$ 0
Engineering expenses incurred by Dresser-Rand	$ 125,000
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Number of customer | Customers				2	1
Concentration Risk, Percentage				100.00%	100.00%
Accounts Payable [Member]
Summary of Significant Accounting Policies (Textual)
Number of vendors | Vendors				5	6
Concentration Risk, Percentage				50.00%	54.00%